NATURE OF OPERATIONS AND CORPORATE ORGANIZATION (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 30, 2014 VotingRight shares	Dec. 12, 2012 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Segment Director InvestmentFirm shares	Dec. 31, 2014 shares	Sep. 03, 2014 $ / shares	Jul. 13, 2014 shares	Feb. 18, 2014 shares
NATURE OF OPERATIONS, FINANCIAL SITUATION AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation | Segment			3
Long term debt including accrued interests | $			$ 475,002
Current portion of long term debt including accrued interests | $			$ 99,757
Subsidiary or Equity Method Investee [Line Items]
Purchase price (in dollars per share) | $ / shares					$ 4.00
Common stock, shares outstanding (in shares)			140,729,487	140,419,487
Ownership percentage of investments not estimated at fair value			50.00%
Number of directors required to approve certain actions of the entity | Director			6
Long-term financial debt | $			$ 375,245
Working capital deficit | $			$ 383,797
Period granted by the share purchase agreement			10 days
Number of investment banking firms closed | InvestmentFirm			2
Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)						701,368
Executive Vice President [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)						701,368
First Preferred Ship Mortgage Notes due 2021 [Member]
Subsidiary or Equity Method Investee [Line Items]
Interest rate			8.875%
Interest payment | $			$ 10,000
Southern Cross Latin America Private Equity Funds III and IV [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)		110,000,000
Sparrow [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)	93,940,000					7,864,085
Ownership percentage of investments not estimated at fair value	66.90%
Los Avellanos Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)	4,735,517
Ownership percentage of investments not estimated at fair value	3.40%
Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)	3,128,568
Ownership percentage of investments not estimated at fair value	2.20%
Sparrow Capital Investments, Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)		16,060,000
Purchase price (in dollars per share) | $ / shares		$ 2.00
Net proceeds from issuance of stock | $		$ 219,122
Common stock, shares outstanding (in shares)	16,060,000
Ownership percentage of investments not estimated at fair value	11.40%
Sparrow Capital Investments, Ltd [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)							100
Los Avellanos and Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Total number of shares issued (in shares)	7,713,366
Number of voting rights per share | VotingRight	7